Operating Segment Information - Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT (Detail) - ₱ / shares
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Consolidated core EPS, basic	₱ 138.29	₱ 125.29	₱ 115.95
Add (deduct) adjustments, basic
Gains (losses) on derivative financial instruments – net, excluding hedge costs, basic	5.73	(0.92)	(0.75)
Gain on debt modification, basic	4.65
CREATE Act impact on deferred taxes – net, basic	1.64
Core income adjustment on equity share in net earnings of associates and joint ventures, basic	0.03	0.03	1.05
Impairment/derecognition of investments, basic	(0.28)	(3.05)	(0.16)
Losses from changes in fair value of financial assets at FVPL, basic	(0.81)
MRP, basic	(1.02)	(8.51)	(10.73)
Accelerated depreciation, basic	(3.85)
Foreign exchange gains (losses) – net, basic	(13.50)	5.36	1.73
Unrealized losses in fair value of investments, basic			(3.12)
Total adjustments, basic	(16.53)	(13.17)	(11.98)
Consolidated EPS attributable to common equity holders of PLDT, basic	121.76	112.12	103.97
Consolidated core EPS, diluted	138.29	125.29	115.95
Add (deduct) adjustments, diluted
Gains (losses) on derivative financial instruments – net, excluding hedge costs, diluted	5.73	(0.92)	(0.75)
Gain on debt modification, diluted	4.65
CREATE Act impact on deferred taxes – net, diluted	1.64
Core income adjustment on equity share in net earnings of associates and joint ventures, diluted	0.03	0.03	1.05
Impairment/derecognition of investments, diluted	(0.28)	(3.05)	(0.16)
Losses from changes in fair value of financial assets at FVPL, diluted	(0.81)
MRP, diluted	(1.02)	(8.51)	(10.73)
Accelerated depreciation, diluted	(3.85)
Foreign exchange gains (losses) – net, diluted	(13.50)	5.36	1.73
Unrealized losses in fair value of investments, diluted			(3.12)
Total adjustments, diluted	(16.53)	(13.17)	(11.98)
Consolidated EPS attributable to common equity holders of PLDT, diluted	121.76	112.12	₱ 103.97
Sun Trademark [Member]
Add (deduct) adjustments, basic
Sun Trademark amortization, basic	(9.12)	(6.08)
Add (deduct) adjustments, diluted
Sun Trademark amortization, diluted	₱ (9.12)	₱ (6.08)